Consolidated cash flow statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Operating profit before tax from continuing operations		£ 7,708	£ 6,195	£ 6,178
Operating profit/(loss) before tax from discontinued operations			81	(112)
Adjustments for:
Non-cash and other items		184	4,365	3,208
Change in operating assets and liabilities		972	(7,267)	(25,679)
Income taxes paid		(1,792)	(1,602)	(1,033)
Net cash flows from operating activities	[1],[2]	7,072	1,772	(17,438)
Cash flows from investing activities
Sale and maturity of other financial assets		46,754	41,618	25,195
Purchase of other financial assets		(62,033)	(53,961)	(44,906)
Income received on other financial assets		2,487	1,829	1,099
Net movement in business interests and intangible assets		(368)	(1,919)	4,601
Sale of property, plant and equipment		60	198	128
Purchase of property, plant and equipment		(665)	(464)	(811)
Net cash flows from investing activities		(13,765)	(12,699)	(14,694)
Cash flows from financing activities
Issue of paid-in equity		1,248	1,390
Redemption of paid-in equity		(1,979)
Issue of subordinated liabilities		828	1,386	611
Redemption of subordinated liabilities		(1,000)	(999)	(1,250)
Interest paid on subordinated liabilities		(267)	(459)	(439)
Issue of MRELs		4,864	5,051	3,973
Maturity and redemption of MRELs		(3,177)	(2,854)	(4,236)
Interest paid on MRELs		(1,035)	(885)	(844)
Purchase of non - controlling interest		(21)
Shares repurchased		(579)	(2,716)	(2,416)
Dividends paid		(2,376)	(1,800)	(1,703)
Net cash flows from financing activities		(3,494)	(1,886)	(6,304)
Effects of exchange rate changes on cash and cash equivalents		775	(1,166)	(1,189)
Net decrease in cash and cash equivalents		(9,412)	(13,979)	(39,625)
Cash and cash equivalents at 1 January		104,845	118,824	158,449
Cash and cash equivalents at 31 December		£ 95,433	£ 104,845	£ 118,824

[1]	Includes interest received of £25,401 million (2024 - £24,996 million, 2023 - £20,345 million) and interest paid of £13,028 million (2024 - £13,689 million, 2023 - £8,871 million).
[2]	The total cash outflow for leases is £94 million (2024 - £95 million; 2023 - £122 million), including payment of principal amount of £77 million (2024 - £79 million, 2023 - £102 million) which are included in the operating activities.